Non-trading securities - Fair Value and Unrealized Losses of Non-Trading Securities (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	¥ 68,321	¥ 41,923
Less than 12 months, Gross unrealized losses	275	2,415
More than 12 months, Fair value	2,903
More than 12 months, Gross unrealized losses	46
Fair value	71,224	41,923
Gross unrealized losses	321	2,415
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	56,400	14,954
Less than 12 months, Gross unrealized losses	80	164
More than 12 months, Fair value	2,903
More than 12 months, Gross unrealized losses	46
Fair value	59,303	14,954
Gross unrealized losses	126	164
Other debt securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	10,404	5,920
Less than 12 months, Gross unrealized losses	86	182
Fair value	10,404	5,920
Gross unrealized losses	86	182
Equity securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	1,517	21,049
Less than 12 months, Gross unrealized losses	109	2,069
Fair value	1,517	21,049
Gross unrealized losses	¥ 109	¥ 2,069